MAINSTAY VP FUNDS TRUST
51 Madison Avenue
New York, NY 10010

May 3, 2023

VIA EDGAR

Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re: MainStay VP Funds Trust (the “Registrant”)
SEC File Nos. 002-86082 and 811-03833-01

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (“1933 Act”), the Registrant hereby certifies that the Prospectus and Statement of Additional Information, each dated May 1, 2023, that would have been filed under paragraph (c) of Rule 497 do not differ from those contained in Post-Effective Amendment No. 150 to the Registrant’s Registration Statement on Form N-1A under the 1933 Act and Amendment No. 151 under the Investment Company Act of 1940.

No fee is required in connection with this filing. Please direct any questions concerning the filing to the undersigned at (973) 610-0124 or thomas_humbert@nylim.com.

Sincerely,

/s/ Thomas C. Humbert

Thomas C. Humbert, Jr.
Assistant Secretary